Organization and Purpose	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Organization and Purpose

1. Organization and Purpose

Royalty Pharma plc is an English public limited company incorporated under the laws of England and Wales that was created for the purpose of consolidating our predecessor entities and facilitating the initial public offering (the “IPO”) of our Class A ordinary shares that was completed in June 2020.

Following our IPO, we control Royalty Pharma Holdings Ltd. (“RP Holdings”), a private limited company incorporated under the laws of England and Wales and U.K. tax resident through our ownership of RP Holdings’ Class A ordinary shares (the “RP Holdings Class A Interests”) and RP Holdings’ Class B ordinary shares (the “RP Holdings Class B Interests”). We conduct our business through RP Holdings and its subsidiaries and include RP Holdings and its subsidiaries in our condensed consolidated financial statements.

RP Holdings is the sole owner of Royalty Pharma Investments 2019 ICAV (“RPI 2019 ICAV”), which is an Irish collective asset management entity formed to facilitate our Exchange Offer Transactions (defined below), and is the successor to Royalty Pharma Investments, an Irish unit trust (“Old RPI”), for accounting and financial reporting purposes. RP Holdings is owned directly by RPI US Partners 2019, LP, a Delaware limited partnership, RPI International Holdings 2019, LP, (together, the “Continuing Investors Partnerships”), and Royalty Pharma plc. Old RPI is a unit trust established in August 2011 under the laws of Ireland and authorized by the Central Bank of Ireland pursuant to the Unit Trusts Act, 1990. Prior to the Exchange Offer Transactions, Old RPI was owned by various partnerships (the “Legacy Investors Partnerships”).

RP Management, LLC (the “Manager”), a Delaware limited liability company, is an external adviser which is responsible for our management. RP Management (Ireland) Ltd. (“RP Ireland”), is the manager of Old RPI and equivalent to the board of directors of a company or general partner of a partnership and is responsible for the day to day operations of Old RPI. Its functions can be delegated to third parties. RP Ireland delegated responsibility for investment management of Old RPI to its parent company, the Manager, in accordance with the investment objectives and policies of Old RPI.

“Royalty Pharma,” the “Company,” “we,” “us” and “our” refer to Royalty Pharma plc and its subsidiaries on a consolidated basis. After the consummation of the Reorganization Transactions (defined below) and before the consummation of the IPO, “Royalty Pharma,” the “Company,” “we,” “us” and “our” refer to RPI 2019 ICAV. Prior to the Reorganization Transactions, “Royalty Pharma,” the “Company,” “we,” “us” and “our” refer to Old RPI.

We are the largest buyer of biopharmaceutical royalties and a leading funder of innovation across the biopharmaceutical industry. We fund innovation in the biopharmaceutical industry both directly and indirectly—directly when we partner with companies to co-fund late-stage clinical trials and new product launches in exchange for future royalties, and indirectly when we acquire existing royalties from the original innovators.

Reorganization Transactions

In connection with our IPO, we consummated an exchange offer on February 11, 2020 (the “Exchange Date”). Through the exchange offer, investors representing 82% of the aggregate limited partnership in the Legacy Investors Partnerships, exchanged their limited partnership interests in the Legacy Investors Partnerships for limited partnership interests in the Continuing Investors Partnerships. The exchange offer transaction together with (i) the concurrent incurrence of indebtedness under our new credit facility and (ii) the issuance of additional interests in Continuing Investors Partnerships to satisfy performance payments payable in respect of assets acquired prior to the date of the IPO are referred to as the “Exchange Offer Transactions.”

As a result of the Exchange Offer Transactions, we own, through our subsidiary RPI 2019 Intermediate Finance Trust, a Delaware statutory trust (“RPI Intermediate FT”), an 82% economic interest in Old RPI. Through our 82% indirect ownership of Old RPI, we are legally entitled to 82% of the economics of Old RPI’s wholly-owned subsidiaries, RPI Finance Trust, a Delaware statutory trust (“RPIFT”) and RPI Acquisitions (Ireland), Limited (“RPI Acquisitions”), an Irish private limited company, and 66% of Royalty Pharma Collection Trust, a Delaware statutory trust (“RPCT”). The remaining 34% of RPCT is owned by the Legacy Investors Partnerships and Royalty Pharma Select Finance Trust, a Delaware statutory trust (“RPSFT”), which is wholly owned by Royalty Pharma Select, an Irish unit trust. From the Exchange Date until the expiration of the Legacy Investors Partnerships’ investment period on June 30, 2020 (the “Legacy Date”), the Legacy Investors Partnerships were offered to participate proportionately in any investment made by Old RPI. Following the Legacy Date, Old RPI ceased making new investments and each of Old RPI and the Legacy Investors Partnerships became legacy entities. Following the Legacy Date, we have made and plan to make new investments through our subsidiaries, including RPI Intermediate FT.

As part of the Exchange Offer Transactions, the Legacy Investors Partnerships and RPI Intermediate FT entered into new credit facilities in the amount of $1.3 billion and $6.0 billion, respectively, the proceeds of which were used to repay the $6.3 billion outstanding debt of RPIFT and, in the case of RPI Intermediate FT, will also be used to fund future investments. As part of the new credit facilities, RPI Intermediate FT repaid $5.2 billion, its pro rata portion of RPIFT’s outstanding debt and accrued interest. RPIFT also terminated all outstanding interest rate swaps in connection with the debt refinancing.

Prior to, and as a condition precedent to the closing of the IPO, various reorganization transactions became effective, including the following:

•	the Exchange Offer Transactions (as described above); and

•	the execution of a new management agreement with the Manager (the “Management Agreement”).

We refer to these transactions collectively as the “Reorganization Transactions.”

As Old RPI is our predecessor for financial reporting purposes, we have recorded Old RPI’s assets and liabilities at the carrying value reflected on Old RPI’s balance sheet as of the Exchange Date. The references in the following notes for the periods prior to the Exchange Date refer to the financial results of Old RPI for the same periods.

IPO

On June 18, 2020, we completed our IPO on the Nasdaq Global Select Market under the ticker symbol “RPRX”, in which we issued 89,334 thousand shares of Class A ordinary shares at a price to the public of $28.00 per share, of which 71,652 thousand and 17,682 thousand shares were offered by the Company and selling shareholders, respectively. We used the net proceeds from the IPO to acquire the RP Holdings Class A Interests and, as a result, we own 100% of RP Holdings Class A Interests.

Upon consummation of the IPO, certain of the Continuing Investors agreed to exchange, pursuant to the Exchange Offer Transactions, interests in the Continuing Investors Partnerships represented by their ownership of 294,176 thousand RP Holdings Class B Interests into an aggregate of 294,176 thousand Class A ordinary shares of Royalty Pharma plc. Upon completion of the exchange, Royalty Pharma plc indirectly owned 294,176 thousand RP Holdings Class B Interests. The remaining investors in the Continuing Investors Partnerships who did not elect to exchange into Class A ordinary shares held 241,207 thousand newly issued Class B ordinary shares of Royalty Pharma plc. As a result, the Continuing Investors Partnerships held a number of our Class B ordinary shares equal to the number of RP Holdings Class B Interests indirectly held by them at such time which are exchangeable on a one-for-one basis for Class A ordinary shares of Royalty Pharma plc.

1. Organization and Purpose

Royalty Pharma plc is an English public limited company incorporated under the laws of England and Wales that was created for the purpose of consolidating our predecessor entities and facilitating the initial public offering (the “IPO”) of our Class A ordinary shares that was completed in June 2020.

Following our IPO, we control Royalty Pharma Holdings Ltd. (“RP Holdings”), a private limited company incorporated under the laws of England and Wales and U.K. tax resident through our ownership of RP Holdings’ Class A ordinary shares (the “RP Holdings Class A Interests”) and RP Holdings’ Class B ordinary shares (the “RP Holdings Class B Interests”). We conduct our business through RP Holdings and its subsidiaries and include RP Holdings and its subsidiaries in our consolidated financial statements.

RP Holdings is the sole owner of Royalty Pharma Investments 2019 ICAV, which is an Irish collective asset management entity formed to facilitate our Exchange Offer Transactions (defined below), and is the successor to Royalty Pharma Investments, an Irish unit trust (“Old RPI”), for accounting and financial reporting purposes. RP Holdings is owned directly by RPI US Partners 2019, LP, a Delaware limited partnership, RPI International Holdings 2019, LP, (together, the “Continuing Investors Partnerships”), and Royalty Pharma plc. Old RPI is a unit trust established in August 2011 under the laws of Ireland and authorized by the Central Bank of Ireland pursuant to the Unit Trusts Act, 1990. Prior to the Exchange Offer Transactions, Old RPI was owned by various partnerships (the “Legacy Investors Partnerships”).

RP Management, LLC (the “Manager”), a Delaware limited liability company, is an external adviser which is responsible for our management. RP Management (Ireland) Ltd. (“RP Ireland”), is the manager of Old RPI and equivalent to the board of directors of a company or general partner of a partnership and is responsible for the day to day operations of Old RPI. Its functions can be delegated to third parties. RP Ireland delegated responsibility for investment management of Old RPI to its parent company, the Manager, in accordance with the investment objectives and policies of Old RPI.

“Royalty Pharma,” “Royalty Pharma Investments,” “RPI,” the “Company,” “we,” “us” and “our” refer to Royalty Pharma plc and its subsidiaries on a consolidated basis. After the consummation of the Reorganization Transactions (defined below) and before the consummation of the IPO, “Royalty Pharma,” the “Company,” “we,” “us” and “our” refer to Royalty Pharma Investments 2019 ICAV. Prior to the Reorganization Transactions, “Royalty Pharma,” the “Company,” “we,” “us” and “our” refer to Old RPI.

We are the largest buyer of biopharmaceutical royalties and a leading funder of innovation across the biopharmaceutical industry. We fund innovation in the biopharmaceutical industry both directly and indirectly-directly when we partner with companies to co-fund late-stage clinical trials and new product launches in exchange for future royalties, and indirectly when we acquire existing royalties from the original innovators.

Reorganization Transactions

In connection with our IPO, we consummated an exchange offer on February 11, 2020 (the “Exchange Date”). Through the exchange offer, investors representing 82% of the aggregate limited partnership in the Legacy Investors Partnerships, exchanged their limited partnership interests in the Legacy Investors Partnerships for limited partnership interests in the Continuing Investors Partnerships. The exchange offer transaction together with (i) the concurrent incurrence of indebtedness under a new credit facility and (ii) the issuance of additional interests in Continuing Investors Partnerships to satisfy performance payments payable in respect of assets acquired prior to the date of the IPO are referred to as the “Exchange Offer Transactions.”

As a result of the Exchange Offer Transactions, we own, through our wholly-owned subsidiary RPI 2019 Intermediate Finance Trust, a Delaware statutory trust (“RPI Intermediate FT”), an 82% economic interest in Old RPI. Through our 82% indirect ownership of Old RPI, we are legally entitled to 82% of the economics of Old RPI’s wholly-owned subsidiaries, RPI Finance Trust, a Delaware statutory trust (“RPIFT”) and RPI Acquisitions (Ireland), Limited (“RPI Acquisitions”), an Irish private limited company, and 66% of Royalty Pharma Collection Trust, a Delaware statutory trust (“RPCT”). The remaining 34% of RPCT is owned by the Legacy Investors Partnerships and Royalty Pharma Select Finance Trust, a Delaware statutory trust (“RPSFT”), which is wholly owned by Royalty Pharma Select, an Irish unit trust. From the Exchange Date until the expiration of the Legacy Investors Partnerships’ investment period on June 30, 2020 (the “Legacy Date”), the Legacy Investors Partnerships were offered to participate proportionately in any investment made by Old RPI. Following the Legacy Date, Old RPI has ceased making new investments and each of Old RPI and the Legacy Investors Partnerships became legacy entities. Following the Legacy Date, we have made and will continue to make new investments through our subsidiaries, including RPI Intermediate FT.

As part of the Exchange Offer Transactions, the Legacy Investors Partnerships and RPI Intermediate FT entered into new credit facilities in the amount of $1.3 billion and $6.0 billion, respectively, the proceeds of which were primarily used to repay the $6.3 billion outstanding debt of RPIFT as of the Exchange Date and, in the case of RPI Intermediate FT, was also available to be used to fund investments. As part of the new credit facilities, RPI Intermediate FT repaid $5.2 billion, its pro rata portion of RPIFT’s outstanding debt and accrued interest. RPIFT also terminated all outstanding interest rate swaps in connection with the debt refinancing.

Prior to, and as a condition precedent to the closing of the IPO, various reorganization transactions became effective, including the following:

•	the Exchange Offer Transactions (as described above); and

•	the execution of a new management agreement with the Manager (the “New Management Agreement”).

We refer to these transactions collectively as the “Reorganization Transactions.”

As Old RPI is our predecessor for financial reporting purposes, we have recorded Old RPI’s assets and liabilities at the carrying value reflected on Old RPI’s balance sheet as of the Exchange Date. The references in the following notes for the periods prior to the Exchange Date refer to the financial results of Old RPI for the same periods.

IPO

In June 2020, we completed our IPO, in which we issued 89,334 thousand shares of Class A ordinary shares at a price to the public of $28.00 per share, of which 71,652 thousand and 17,682 thousand shares were offered by the Company and selling shareholders, respectively. The Company received net proceeds of approximately $1.9 billion from the IPO after deducting underwriting discounts and commissions. The Class A ordinary shares began trading on the Nasdaq Global Select Market under the ticker symbol “RPRX” on June 16, 2020. We used the net proceeds from the IPO to acquire the RP Holdings Class A Interests shortly after completion of the IPO. As a result, we own 100% of RP Holdings Class A Interests.

In connection with the IPO, pursuant to the Exchange Offer Transactions, certain of the Continuing Investor Partnerships agreed to exchange, upon consummation of the IPO, interests in the Continuing Investors Partnerships represented by their ownership of 294,176 thousand RP Holdings Class B Interests into an aggregate of 294,176 thousand Class A ordinary shares of the Company. Upon completion of the exchange, Royalty Pharma plc indirectly owned 294,176 thousand RP Holdings Class B Interests. The remaining investors in the Continuing Investors Partnerships who did not elect to exchange into Class A ordinary shares held 241,207 thousand newly issued Class B ordinary shares of Royalty Pharma plc. As a result, the Continuing Investors Partnerships held a number of our Class B ordinary shares equal to the number of RP Holdings Class B Interests indirectly held by them at such time which are exchangeable on a one-for-one basis for Class A ordinary shares of Royalty Pharma plc. Our Class B ordinary shares will not be publicly traded and holders of Class B ordinary shares only have limited rights to receive a distribution equal to their nominal value upon a liquidation, dissolution or winding up of the Company. However, the RP Holdings Class B Interests will be entitled to dividends and distributions from RP Holdings. Our Class A ordinary and Class B ordinary shares will vote together as a single class on all matters submitted to a vote of shareholders, except as otherwise required by applicable law, with each share entitled to one vote.